Reportable Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Reportable segment information

(millions of dollars)	2012
	Paint Stores Group	Consumer Group		Global Finishes Group	Latin America Coatings Group	Administrative		Consolidated Totals
Net external sales	$5,410	$1,322		$1,961	$836	$5		$9,534
Intersegment transfers		2,320		7	47	(2,374)
Total net sales and intersegment transfers	$5,410	$3,642		$1,968	$883	$(2,369)		$9,534
Segment profit	$862	$217	(1)	$147	$81			$1,307
Interest expense						$(43)		(43)
Administrative expenses and other						(357)	(2)	(357)
Income before income taxes	$862	$217		$147	$81	$(400)		$907
Reportable segment margins	15.9%	6.0%		7.5%	9.2%
Identifiable assets	$1,374	$1,701		$987	$485	$1,688		$6,235
Capital expenditures	67	47		14	9	20		157
Depreciation	49	43		30	10	20		152

	2011
	Paint Stores Group	Consumer Group		Global Finishes Group	Latin America Coatings Group	Administrative		Consolidated Totals
Net external sales	$4,780	$1,274		$1,878	$828	$6		$8,766
Intersegment transfers		2,091		9	39	(2,139)
Total net sales and intersegment transfers	$4,780	$3,365		$1,887	$867	$(2,133)		$8,766
Segment profit	$646	$174	(1)	$90	$75			$985
Interest expense						$(42)		(42)
Administrative expenses and other						(201)		(201)
Income before income taxes	$646	$174		$90	$75	$(243)		$742
Reportable segment margins	13.5%	5.2%		4.8%	8.7%
Identifiable assets	$1,309	$1,682		$939	$469	$830		$5,229
Capital expenditures	50	35		14	14	41		154
Depreciation	48	43		31	11	18		151

	2010
	Paint Stores Group	Consumer Group		Global Finishes Group	Latin America Coatings Group	Administrative		Consolidated Totals
Net external sales	$4,381	$1,298		$1,417	$675	$5		$7,776
Intersegment transfers		1,770		4	34	(1,808)
Total net sales and intersegment transfers	$4,381	$3,068		$1,421	$709	$(1,803)		$7,776
Segment profit	$620	$204	(1)	$65	$59			$948
Interest expense						$(71)		(71)
Administrative expenses and other						(199)		(199)
Income before income taxes	$620	$204		$65	$59	$(270)		$678
Reportable segment margins	14.2%	6.6%		4.6%	8.3%
Identifiable assets	$1,238	$1,603		$1,089	$437	$802		$5,169
Capital expenditures	51	25		26	12	11		125
Depreciation	47	39		28	10	16		140

(1)	Segment profit included $27, $24 and $22 of mark-up on intersegment transfers realized primarily as a result of external sales by the Paint Stores Group during 2012, 2011 and 2010, respectively.